Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	OCTOBER 28, 2024SUPPLEMENT TOHARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
		DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(3) Effective immediately, under the heading “The Hartford Conservative Allocation Fund Summary Section – Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Share ClassesACIR3R4R5R6YFManagement feesNoneNoneNoneNoneNoneNoneNoneNoneNoneDistribution and service (12b-1) fees0.25%1.00%None0.50%0.25%NoneNoneNoneNoneOther expenses0.28%0.34%0.28%0.37%0.33%0.28%0.17%0.28%0.17%Acquired fund fees and expenses0.46%0.46%0.46%0.46%0.46%0.46%0.46%0.46%0.46%Total annual fund operating expenses0.99%1.80%0.74%1.33%1.04%0.74%0.63%0.74%0.63%(1)Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.(2)“Management fees” have been restated to reflect the elimination of the contractual investment management fee effective as of the close of business on October 25, 2024.(3)“Other expenses” for Classes C, I, and R3 have been restated to reflect current expenses. “Other expenses” for Class R6 and Y shares are estimated for the current fiscal year.(4)“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report or semi-annual report in the financial highlights table for the applicable period, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses or the restated management fee.(5)Effective as of the close of business on October 25, 2024, Hartford Funds Management Company, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.13% (Class A), 1.89% (Class C), 0.84% (Class I), 1.44% (Class R3), 1.14% (Class R4), 0.84% (Class R5), 0.73% (Class R6), 0.84% (Class Y), and 0.73% (Class F). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year●The Fund’s operating expenses remain the same●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:Share ClassesYear 1Year 3Year 5Year 10A$645$848$1,067$1,696C$283$566$975$2,116I$76$237$411$918R3$135$421$729$1,601R4$106$331$574$1,271R5$76$237$411$918R6$64$202$351$786Y$76$237$411$918F$64$202$351$786If you did not redeem your shares:C$183$566$975$2,116
The Hartford Conservative Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	OCTOBER 28, 2024SUPPLEMENT TOHARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
		DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(3) Effective immediately, under the heading “The Hartford Conservative Allocation Fund Summary Section – Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Share ClassesACIR3R4R5R6YFManagement feesNoneNoneNoneNoneNoneNoneNoneNoneNoneDistribution and service (12b-1) fees0.25%1.00%None0.50%0.25%NoneNoneNoneNoneOther expenses0.28%0.34%0.28%0.37%0.33%0.28%0.17%0.28%0.17%Acquired fund fees and expenses0.46%0.46%0.46%0.46%0.46%0.46%0.46%0.46%0.46%Total annual fund operating expenses0.99%1.80%0.74%1.33%1.04%0.74%0.63%0.74%0.63%(1)Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.(2)“Management fees” have been restated to reflect the elimination of the contractual investment management fee effective as of the close of business on October 25, 2024.(3)“Other expenses” for Classes C, I, and R3 have been restated to reflect current expenses. “Other expenses” for Class R6 and Y shares are estimated for the current fiscal year.(4)“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report or semi-annual report in the financial highlights table for the applicable period, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses or the restated management fee.(5)Effective as of the close of business on October 25, 2024, Hartford Funds Management Company, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.13% (Class A), 1.89% (Class C), 0.84% (Class I), 1.44% (Class R3), 1.14% (Class R4), 0.84% (Class R5), 0.73% (Class R6), 0.84% (Class Y), and 0.73% (Class F). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year●The Fund’s operating expenses remain the same●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:Share ClassesYear 1Year 3Year 5Year 10A$645$848$1,067$1,696C$283$566$975$2,116I$76$237$411$918R3$135$421$729$1,601R4$106$331$574$1,271R5$76$237$411$918R6$64$202$351$786Y$76$237$411$918F$64$202$351$786If you did not redeem your shares:C$183$566$975$2,116
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect the elimination of the contractual investment management fee effective as of the close of business on October 25, 2024.“Other expenses” for Classes C, I, and R3 have been restated to reflect current expenses. “Other expenses” for Class R6 and Y shares are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report or semi-annual report in the financial highlights table for the applicable period, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses or the restated management fee.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year●The Fund’s operating expenses remain the same●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you did not redeem your shares:
The Hartford Conservative Allocation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 645
Year 3	rr_ExpenseExampleYear03	848
Year 5	rr_ExpenseExampleYear05	1,067
Year 10	rr_ExpenseExampleYear10	$ 1,696
The Hartford Conservative Allocation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 283
Year 3	rr_ExpenseExampleYear03	566
Year 5	rr_ExpenseExampleYear05	975
Year 10	rr_ExpenseExampleYear10	2,116
Year 1	rr_ExpenseExampleNoRedemptionYear01	183
Year 3	rr_ExpenseExampleNoRedemptionYear03	566
Year 5	rr_ExpenseExampleNoRedemptionYear05	975
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
The Hartford Conservative Allocation Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	$ 918
The Hartford Conservative Allocation Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 135
Year 3	rr_ExpenseExampleYear03	421
Year 5	rr_ExpenseExampleYear05	729
Year 10	rr_ExpenseExampleYear10	$ 1,601
The Hartford Conservative Allocation Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 106
Year 3	rr_ExpenseExampleYear03	331
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	$ 1,271
The Hartford Conservative Allocation Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	$ 918
The Hartford Conservative Allocation Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 64
Year 3	rr_ExpenseExampleYear03	202
Year 5	rr_ExpenseExampleYear05	351
Year 10	rr_ExpenseExampleYear10	$ 786
The Hartford Conservative Allocation Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 76
Year 3	rr_ExpenseExampleYear03	237
Year 5	rr_ExpenseExampleYear05	411
Year 10	rr_ExpenseExampleYear10	$ 918
The Hartford Conservative Allocation Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[3],[4]
Year 1	rr_ExpenseExampleYear01	$ 64
Year 3	rr_ExpenseExampleYear03	202
Year 5	rr_ExpenseExampleYear05	351
Year 10	rr_ExpenseExampleYear10	$ 786

[1]	“Management fees” have been restated to reflect the elimination of the contractual investment management fee effective as of the close of business on October 25, 2024.
[2]	“Other expenses” for Classes C, I, and R3 have been restated to reflect current expenses. “Other expenses” for Class R6 and Y shares are estimated for the current fiscal year.
[3]	Effective as of the close of business on October 25, 2024, Hartford Funds Management Company, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.13% (Class A), 1.89% (Class C), 0.84% (Class I), 1.44% (Class R3), 1.14% (Class R4), 0.84% (Class R5), 0.73% (Class R6), 0.84% (Class Y), and 0.73% (Class F). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
[4]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report or semi-annual report in the financial highlights table for the applicable period, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses or the restated management fee.